Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment, Gross	$ 957,418	$ 428,189
Less: accumulated depreciation	480,982	325,616
Property and Equipment, Net	476,436	102,573
Furniture and Fixtures [Member]
Property and Equipment, Gross	$ 11,661	6,857
Furniture and Fixtures [Member] | Minimum [Member]
Property and equipment, estimate useful life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and equipment, estimate useful life	7 years
Machinery and Equipment [Member]
Property and Equipment, Gross	$ 36,969	35,919
Machinery and Equipment [Member] | Minimum [Member]
Property and equipment, estimate useful life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property and equipment, estimate useful life	7 years
Computer and Software [Member]
Property and Equipment, Gross	$ 88,021	94,761
Computer and Software [Member] | Minimum [Member]
Property and equipment, estimate useful life	3 years
Computer and Software [Member] | Maximum [Member]
Property and equipment, estimate useful life	5 years
Auto and Truck [Member]
Property and Equipment, Gross	$ 785,979	250,044
Auto and Truck [Member] | Minimum [Member]
Property and equipment, estimate useful life	5 years
Auto and Truck [Member] | Maximum [Member]
Property and equipment, estimate useful life	7 years
Leasehold Improvements [Member]
Property and Equipment, Gross	$ 34,788	$ 40,608
Property and equipment estimate useful life, description	life of lease